Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Summary of Selected Financial Information Relating to Group's Segments

For the year ended December 31, 2022:	Overseas art study services	Other educational services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	181,833,076	24,657,609	330,189	206,820,874
Operating cost and expenses:
Cost of revenues	92,389,567	11,552,359	373,930	104,315,856
Research and development	5,903,055	—	887,736	6,790,791
Selling and marketing	69,398,473	5,736,053	131,200	75,265,726
Unallocated corporate expenses*	—	—	—	77,051,580

Total operating cost and expenses	167,691,095	17,288,412	1,392,866	263,423,953

Other operating income, net	—	—	16,515	16,515

Income (Loss) from operations	14,141,981	7,369,197	(1,046,162)	(56,586,564)

Unallocated other income, net				2,070,949

Loss before income taxes				(54,515,615)

For the year ended December 31, 2021:	Overseas art study services	Other educational services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	181,035,267	21,174,198	—	202,209,465
Operating cost and expenses:
Cost of revenues	81,964,815	14,154,713	1,294,387	97,413,915
Research and development	4,176,398	3,148,402	4,476,745	11,801,545
Selling and marketing	60,436,932	5,598,532	113,996	66,149,460
Unallocated corporate expenses*	—	—	—	93,256,046

Total operating cost and expenses	146,578,145	22,901,647	5,885,128	268,620,966

Other operating income, net	—	—	22,018	22,018

Income (Loss) from operations	34,457,122	(1,727,449)	(5,863,110)	(66,389,483)

Unallocated other income, net				28,439,789

Loss before income taxes				(37,949,694)

For the year ended December 31, 2020:	Overseas art study services	Other educational services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	138,703,946	20,025,679	3,437,922	162,167,547
Operating cost and expenses:
Cost of revenues	83,972,820	9,954,371	4,593,836	98,521,027
Research and development	1,834,597	150,622	6,847,269	8,832,488
Selling and marketing	49,804,055	3,266,430	429,566	53,500,051
Unallocated corporate expenses*	—	—	—	100,097,849
Impairment loss of intangible assets and other non-current assets	—	—	3,120,425	3,120,425
Provision for loan receivable and other receivables	—	—	5,904,305	5,904,305
Total operating cost and expenses	135,611,472	13,371,423	20,895,401	269,976,145

Other operating income, net	167,016	94,340	68,868	330,224

Income (Loss) from operations	3,259,490	6,748,596	(17,388,611)	(107,478,374)

Unallocated other loss, net				(3,375,210)

Loss before income taxes				(110,853,584)

*	Unallocated corporate expenses represent the general and administrative expenses for the years ended December 31, 2020, 2021 and 2022.